Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 8,167	€ 824
Property, plant and equipment at end of period	9,494	8,167	€ 824
Commitments to acquire property, plant and equipment	0
Assets are pledged as security for liabilities	0
Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	887	582
Property, plant and equipment at end of period	1,016	887	582
Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	5,576
Property, plant and equipment at end of period	6,313	5,576
Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	744
Property, plant and equipment at end of period	1,233	744
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	716
Property, plant and equipment at end of period	717	716
Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	243	242
Property, plant and equipment at end of period	215	243	242
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period		2,965	2,389
Additions		6,680	623
Disposals			(46)
Property, plant and equipment at end of period			2,965
Cost | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	12,435	2,790
Additions	4,542
Disposals	(90)
Property, plant and equipment at end of period	16,887	12,435	2,790
Cost | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		2,712	2,389
Additions		765	370
Disposals			(47)
Property, plant and equipment at end of period			2,712
Cost | Office and lab equipment | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	3,477
Additions	597
Disposals	(90)
Property, plant and equipment at end of period	3,984	3,477
Cost | Buildings
Property, plant and equipment
Additions		4,553
Cost | Buildings | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	6,891	2,338
Additions	2,718
Property, plant and equipment at end of period	9,609	6,891	2,338
Cost | Vehicles
Property, plant and equipment
Additions		525
Cost | Vehicles | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	977	452
Additions	875
Property, plant and equipment at end of period	1,852	977	452
Cost | Leasehold improvements
Property, plant and equipment
Additions		808
Cost | Leasehold improvements | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	808
Additions	352
Property, plant and equipment at end of period	1,160	808
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		253
Additions		29	253
Property, plant and equipment at end of period			253
Cost | Lease equipment | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	282
Property, plant and equipment at end of period	282	282
Accumulated depreciation and amortization
Property, plant and equipment
Property, plant and equipment at beginning of period	(4,269)	(2,141)	(1,713)
Depreciation	(3,214)	(2,128)	(474)
Disposals	90		46
Property, plant and equipment at end of period	(7,393)	(4,269)	(2,141)
Accumulated depreciation and amortization | Office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,590)	(2,130)	(1,713)
Depreciation	(468)	(460)	(463)
Disposals	90		46
Property, plant and equipment at end of period	(2,968)	(2,590)	(2,130)
Accumulated depreciation and amortization | Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,315)
Depreciation	(1,981)	(1,315)
Property, plant and equipment at end of period	(3,296)	(1,315)
Accumulated depreciation and amortization | Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	(233)
Depreciation	(386)	(233)
Property, plant and equipment at end of period	(619)	(233)
Accumulated depreciation and amortization | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(92)
Depreciation	(351)	(92)
Property, plant and equipment at end of period	(443)	(92)
Accumulated depreciation and amortization | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(39)	(11)
Depreciation	(28)	(28)	(11)
Property, plant and equipment at end of period	€ (67)	€ (39)	€ (11)